Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2013

Collection Period Start	1-Nov-13	Distribution Date	16-Dec-13
Collection Period End	30-Nov-13	30/360 Days	30
Beg. of Interest Period	15-Nov-13	Actual/360 Days	31
End of Interest Period	16-Dec-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	379,280,135.41	347,899,636.18	0.2976824
Total Securities		1,168,693,999.35	379,280,135.41	347,899,636.18	0.2976824
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.379200%	378,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.920000%	351,000,000.00	95,586,136.06	64,205,636.83	0.1829220
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	31,380,499.23	73,282.70	89.4031317	0.2087826
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	31,380,499.23	151,199.37

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,209,516.32
Monthly Interest				2,025,561.92
Total Monthly Payments				7,235,078.24

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				320,345.51
Aggregate Sales Proceeds Advance				16,029,621.01
Total Advances				16,349,966.52

Vehicle Disposition Proceeds:
Reallocation Payments				15,661,859.50
Repurchase Payments				1,515,035.22
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,587,024.39
Excess Wear and Tear and Excess Mileage				234,967.69
Remaining Payoffs				0.00
Net Insurance Proceeds				309,708.77
Residual Value Surplus				386,985.46
Total Collections				50,280,625.79

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	8,635,126.44			581
Involuntary Repossession	144,122.00			12
Voluntary Repossession	22,429.00			2
Full Termination	6,851,112.06			445
Bankruptcy	9,070.00			1
Insurance Payoff		307,127.81		19
Customer Payoff			240,276.28	11
Grounding Dealer Payoff			6,218,742.50	332
Dealer Purchase			1,523,670.53	75
Total	15,661,859.50	307,127.81	7,982,689.31	1,478

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	22,455	441,879,799.70	7.00000%	379,280,135.41
Total Depreciation Received		(5,963,438.16)		(5,297,599.25)
Principal Amount of Gross Losses	(28)	(474,539.43)		(409,996.28)
Repurchase / Reallocation	(95)	(1,736,142.40)		(1,515,035.22)
Early Terminations	(563)	(10,856,749.80)		(9,314,202.44)
Scheduled Terminations	(890)	(17,321,185.39)		(14,843,666.04)
Pool Balance - End of Period	20,879	405,527,744.52		347,899,636.18

Remaining Pool Balance
Lease Payment				45,233,799.78
Residual Value				302,665,836.40
Total				347,899,636.18

III. DISTRIBUTIONS

Total Collections					50,280,625.79
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					50,280,625.79

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					253,551.66
3. Reimbursement of Sales Proceeds Advance					13,940,209.29
4. Servicing Fee:
Servicing Fee Due					316,066.78
Servicing Fee Paid					316,066.78
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					14,509,827.73

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					73,282.70

Class A-3 Notes Monthly Interest Paid					73,282.70
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	151,199.37
Total Note and Certificate Monthly Interest Paid	151,199.37
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,619,598.69

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	31,380,499.23

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	31,380,499.23
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,239,099.46

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,239,099.46
Gross Reserve Account Balance		21,769,509.45
Remaining Available Collections Released to Seller		4,239,099.46
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.42
Monthly Prepayment Speed		28%
Lifetime Prepayment Speed		75%

	$	units
Recoveries of Defaulted and Casualty Receivables	534,199.08
Securitization Value of Defaulted Receivables and Casualty Receivables	409,996.28	28
Aggregate Defaulted and Casualty Gain (Loss)	124,202.80
Pool Balance at Beginning of Collection Period	379,280,135.41
Net Loss Ratio	0.0327%

Cumulative Net Losses for all Periods	-0.0259%	(302,390.35)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,258,147.02	212
61-90 Days Delinquent	1,012,394.61	56
91-120+ Days Delinquent	195,744.14	13
Total Delinquent Receivables:	4,466,285.77	281
60+ Days Delinquencies as Percentage of Receivables	0.32%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	15,486,238.50	1,026
Securitization Value	16,471,811.06
Aggregate Residual Gain (Loss)	(985,572.56)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	266,690,281.14	16,764
Cumulative Securitization Value	269,984,291.05
Cumulative Residual Gain (Loss)	(3,294,009.91)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		24,295,893.86
Reimbursement of Outstanding Advance		13,940,209.29
Additional Advances for current period		16,029,621.01
Ending Balance of Residual Advance		26,385,305.58

Beginning Balance of Payment Advance		639,308.53
Reimbursement of Outstanding Payment Advance		253,551.66
Additional Payment Advances for current period		320,345.51
Ending Balance of Payment Advance		706,102.38

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of November 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No